RELATED PARTIES (Schedule of Capital Notes and Accrued Interest) (Details) - Aspire Group [Member] - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Principal amount	$ 21,838		$ 21,838		$ 21,838
Balance	$ 19,337	[1]	$ 17,739	[1],[2]	$ 14,987	[2]
Contractual interest rate	1.00%		1.00%		1.00%
Effective interest rate	20.00%		20.00%		20.00%
Accrued interest	$ 582		$ 582		$ 582

[1]	Including accrued interest of $582 thousand and $582 thousand as of June 30, 2021 and December 31, 2020, respectively.
[2]	including accrued interest of $582 thousand and $582 thousand as of December 31, 2020 and 2019, respectively.